Income Taxes	12 Months Ended
Mar. 31, 2019
Disclosure Of Income Tax [Abstract]
Income Taxes
17.	Income taxes:

Current income taxes expense (recovery):

	2019	2018

Current	$—	$—
Adjustment of prior year income taxes expense (recovery)	—	(1,932,831)
Current income taxes expense (recovery)	$—	$(1,932,831)

Deferred taxes expense:

	2019	2018

Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	$—	$(114,226)
Origination and reversal of temporary differences	(5,016,319)	(1,772,883)
Change in unrecognized deductible temporary differences	5,186,330	2,179,740
Deferred tax expense	$170,011	$292,631

Reconciliation of effective tax rate:

	2019	2018

Income (loss) before income taxes	$(23,021,688)	$7,699,183

Basic combined Canadian statutory income tax rate [1]	26.68%	26.78%
Income tax	$(6,142,186)	$2,061,841
Increase (decrease) resulting from:
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	—	(114,226)
Change in unrecognized deductible temporary differences	5,186,330	2,179,736
Gain on loss of control of Acasti	—	(2,352,252)
Non taxable gain on sale of assets	—	(4,304,482)
Non-deductible stock-based compensation	990,472	611,590
Non-deductible change in fair value	—	9,733
Permanent differences and other	135,395	267,860
Total tax expense (recovery)	$170,011	$(1,640,200)
1	The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.

Recognized deferred tax assets and liabilities:

The details of changes of deferred income taxes are as follows for the year ended March 31, 2019:

	Balance as at			Balance as at
	March 31,	Recognized in	Recognized in	March 31,
	2018	equity	net income	2019

Tax losses carried forward	$7,341,814	$—	$(1,415,804)	$5,926,010
Research and development expenses	245,177	—	(1,004)	244,173
Intangible assets	(1,196,882)	—	155,150	(1,041,732)
Property, plant and equipment	(4,463,815)	—	650,087	(3,813,728)
Tax credits receivable	(40,708)	—	153	(40,555)
Prepaid royalty income	(1,912,756)	—	441,407	(1,471,349)
	$(27,170)	$—	$(170,011)	$(197,181)

The details of changes of deferred income taxes are as follows for the year ended March 31, 2018:

	Balance as at			Balance as at
	March 31,	Recognized in	Recognized in	March 31,
	2017	equity	net income	2018

Tax losses carried forward	$1,376,971	$—	$5,964,843	$7,341,814
Research and development expenses	245,399	—	(222)	245,177
Intangible assets	(1,309,688)	—	112,806	(1,196,882)
Property, plant and equipment	(6,513)	—	(4,457,302)	(4,463,815)
Tax credits receivable	(40,708)	—	—	(40,708)
Prepaid royalty income	—	—	(1,912,756)	(1,912,756)
	$265,461	$—	$(292,631)	$(27,170)

As at March 31, 2019, the amounts and expiry dates of tax attributes and temporary differences, for which no tax assets have been recognized, which are available to reduce future years’ taxable income were as follows. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Corporation can utilise the benefits there from.

	Federal	Provincial
Tax losses carried forward
2035	$9,946,000	$5,433,000
2036	3,052,000	3,052,000
2037	9,050,000	10,498,000
2038	27,000	22,000
2039	7,631,000	7,631,000
	$29,706,000	$26,636,000

Research and development expenses, without time limitation	$11,509,000	$16,181,000

Other deductible temporary differences, without time limitation	$7,930,000	$7,930,000

As at March 31, 2019, the Corporation had unrealized capital losses of $21,733,388 ($21,984,985 in 2018) that can be carried forward indefinitely, for which no deferred tax assets have been recognized. These losses may only be applied against future capital gains and the Corporation does not expect to generate capital gains in the near future.

Tax credits receivable and recoverable:

Tax credits receivable comprise research and development investment tax credits receivable from the provincial government amounting to $49,685 ($49,597 as at March 31, 2018) which relate to qualifiable research and development expenditures under the applicable tax laws.

Tax credits recoverable of $152,464 comprise research and development investment tax credits recoverable against income taxes otherwise payable to the federal government.

Unused federal Research and Development investment tax credits, for which no benefit has been recognized, may be used to reduce future federal income taxes payable and expire as follows:

2022	$76,000
2023	217,000
2024	75,000
2025	54,000
2026	91,000
2027	145,000
2028	64,000
2029	107,000
2030	206,000
2031	244,000
2032	129,000
2033	124,000
2034	106,000
2035	263,000
2036	210,000
2037	159,000
2038	63,000
2039	53,000
$2,386,000

The amounts recorded as tax credits receivable or recoverable are subject to a government tax audit and the final amount received may differ from those recorded.